Other (Loss) Income - Summary of Other (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
TIL stock purchase warrants received	$ 6,839
Gain on sale of other assets			2,217
Volatile organic compound emission plant lease income	24	238	1,220
Impairment and loss on sale of marketable securities	(1,322)	(2,062)	(2,560)
Miscellaneous income (loss)	1,006	9,229	(511)
Loss on bond repurchases	(7,699)	(1,759)
Other (loss) income	$ (1,152)	$ 5,646	$ 366